Investments in Equity Accounted Investees - Summary of Financial Information of Other Associates, in Aggregate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [Line Items]
Book value	₩ 126,719	₩ 114,551	₩ 109,611
Profit (loss) for the year	1,333,544	(76,147)	(2,872,078)
Other comprehensive income (loss)	701,612	158,414	204,258
Total comprehensive income (loss) for the year (Restated)	2,035,156	82,267	(2,667,820)
Other associates [member]
Disclosure of associates [Line Items]
Book value	78,321	67,289	₩ 58,914
Profit (loss) for the year	2,473	8,510
Other comprehensive income (loss)	6,867	(7)
Total comprehensive income (loss) for the year (Restated)	₩ 9,340	₩ 8,503